Note 7 - Accounts Receivable, Net (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Noncurrent, Total	$ 47,794	$ 48,553	$ 38,926
Other Assets [Member]
Contract with Customer, Asset, after Allowance for Credit Loss, Noncurrent, Total		$ 6,900	$ 6,300